Accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued liabilities
Accounts payable	$ 7,515,566	$ 6,871,970
Accrued liabilities	2,255,074	2,651,839
Total	$ 9,770,640	$ 9,523,809